Miller/Howard High Income Equity Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 62.8%	Shares	Value
Basic Chemical Manufacturing - 2.9%
Huntsman Corp.	240,000	$5,889,600

Biological Products, except Diagnostic Substances - 1.9%
Gilead Sciences, Inc. (c)	50,000	3,913,000

Crude Petroleum Extraction - 2.1%
Petroleo Brasileiro SA - ADR	250,000	4,267,500

Electric Power Generation, Transmission and Distribution - 5.2%
Exelon Corp.	130,000	4,525,300
Portland General Electric Co.(a)	150,000	6,139,501
		10,664,801

Electric Services - 5.7%
Dominion Energy, Inc.(a)	150,000	6,858,000
OGE Energy Corp.	150,000	4,986,000
		11,844,000

Fruit and Vegetable Preserving and Specialty Food Manufacturing - 3.2%
Conagra Brands, Inc.	225,000	6,558,750

Iron Ore Mining - 1.8%
Vale SA - ADR	275,000	3,764,750

Management of companies and Enterprises - 2.5%
Shell PLC - ADR	80,000	5,032,800

Nondepository Credit Intermediation - 1.0%
OneMain Holdings, Inc.	41,259	1,963,928

Natural Gas Transmission - 1.7%
The Williams Cos., Inc.	100,000	3,466,000

Oil and Gas Extraction - 3.7%
Canadian Natural Resources Ltd.	120,000	7,678,800

Other Electric Power Generation - 2.5%
CMS Energy Corp.	90,000	5,144,400

Petroleum Refining - 2.0%
Suncor Energy, Inc.	125,000	4,140,000

Pharmaceutical Preparations - 2.2%
AbbVie, Inc.(c)	27,500	4,521,000

Pipeline Transportation of Natural Gas - 6.2%
Antero Midstream Corp.(a)	325,000	3,978,000
TC Energy Corp. (c)	220,000	8,674,600
		12,652,600

Semiconductors & Related Devices - 3.2%
Texas Instruments, Inc. (d)	40,500	6,484,860

Support Activities for Mining - 3.6%
BHP Group Ltd. - ADR(a)	120,000	7,346,400

Surety Insurance - 3.3%
Old Republic International Corp.(d)	240,000	6,729,600

Tobacco Manufacturing - 5.4%
Altria Group, Inc.	180,000	7,221,600
British American Tobacco PLC - ADR	135,000	3,996,000
		11,217,600

Traveler Accommodation - 2.7%
Vail Resorts, Inc.(a)	25,000	5,550,000
TOTAL COMMON STOCKS (Cost $132,402,788)		128,830,389

MASTER LIMITED PARTNERSHIPS - 16.7%	Shares	Value
Investment Advice - 3.3%
AllianceBernstein Holding LP	204,000	6,844,200

Natural Gas Transmission - 13.4%
Energy Transfer L.P.	750,500	10,732,150
Enterprise Products Partners L.P. (c)	300,000	8,028,000
MPLX LP(c)	224,000	8,635,200
		27,395,350
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $22,610,438)		34,239,550

REAL ESTATE INVESTMENT TRUSTS - 13.3%	Shares	Value
Apple Hospitality REIT, Inc.(a)	380,000	6,102,800
Lamar Advertising Co. - Class A(c)	50,000	5,234,000
Mid-America Apartment Communities, Inc.	60,000	7,582,800
Realty Income Corp.(a)	99,060	5,387,873
Sabra Health Care REIT, Inc.	225,000	3,001,500
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $27,451,410)		27,308,973

BUSINESS DEVELOPMENT CORPS - 5.1%	Shares	Value
Ares Capital Corp.(a)	150,000	3,034,500
Hercules Capital, Inc.(a)	270,000	4,673,700

Main Street Capital Corp.(a)	62,000	2,807,360
TOTAL BUSINESS DEVELOPMENT CORPS (Cost $8,774,756)		10,515,560

SHORT-TERM INVESTMENTS - 23.1%
Investments Purchased with Proceeds from Securities Lending - 16.2%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(b)	33,369,576	33,369,576

Money Market Fund - 6.9%	Shares
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Class Institutional, 5.18%(b)	14,245,545	14,245,545
TOTAL SHORT-TERM INVESTMENTS (Cost $47,615,121)		47,615,121

TOTAL INVESTMENTS - 121.0% (Cost $238,854,513)		$248,509,593
Liabilities in Excess of Other Assets - (21.0)%		(43,114,384)
TOTAL NET ASSETS - 100.0%		$205,395,209

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $32,012,843 which represented 15.6% of net assets.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(c)	All or a portion of the security is segregated as collateral at the broker on January 31, 2024. The value of the securities segregated as collateral is $35,484,600, which is 17.3% of total net assets.
(d)	All or a portion of this security has been pledged as collateral in connection with the Fund's Special Custody Account Agreement. As of January 31, 2024, the total value of securities pledged as collateral for the Special Custody Account Agreement was $13,214,460.

Miller/Howard High Income Equity Fund
	Level 1	Level 2	Level 3	Total
Assets(a):
Common Stocks	$128,830,389	$–	$–	$128,830,389
Master Limited Partnerships	34,239,550	–	–	34,239,550
Real Estate Investment Trusts	27,308,973	–	–	27,308,973
Business Development Corps	10,515,560	–	–	10,515,560
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–	33,369,576
Money Market Fund(c)	14,245,545	–	–	14,245,545
Total Assets	$215,140,017	$–	$–	$248,509,593

Refer to the Schedule of Investments for industry classifications.

(a)	All industry classifications are identified in the Schedule of Investments.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(c)	Money Market Fund is a sweep investment for cash balances in the Fund as of January 31, 2024.